ADVERTISING AND PROMOTION (Narrative) (Details) - CAD ($)	2 Months Ended	12 Months Ended
	Oct. 29, 2026	Jul. 31, 2026	Jul. 31, 2025	Aug. 17, 2026
Advertising and Promotion [Abstract]
Advertising and promotion expense		$ 2,500,000	$ 1,100,000
Investor relations contract commitment				$ 1,000,000
Payments for investor relations campaign	$ 500,000